ProFrac Holding Corp. - Balance Sheets (Details) - USD ($) $ in Thousands	Jun. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Assets
Total assets	$ 1,663,625	$ 664,570	$ 577,277
Stockholder's equity
Total stockholder's equity	$ (1,409,393)	147,071	$ 176,812
ProFrac Holding Corp.
Assets
Receivable from stockholder		10
Total assets		10
Stockholder's equity
Common stock, $0.01 par value; authorized 1,000 shares; 1,000 issued and outstanding		10
Total stockholder's equity		$ 10